Financial Assets and Liabilities - Summary of Carrying in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 42,249,460	R$ 29,052,215	R$ 22,574,313
Brazilian reais (R$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17,022,405	12,360,023
U.S. dollar (U.S.$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	24,551,500	16,165,603
British pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	569,352	443,500
Euro (EUR) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 106,203	R$ 83,089